1933 Act File No. 33-
54445
                                   1940 Act File No. 811-
7193

             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                          Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
X

   Pre-Effective Amendment No.

   Post-Effective Amendment No.   1                       X

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940         X

   Amendment No.   2                                      X

                FEDERATED INSTITUTIONAL TRUST

     (Exact Name of Registrant as Specified in Charter)

 Federated Investors Tower, Pittsburgh, Pennsylvania 15222-
                            3779
          (Address of Principal Executive Offices)

                       (412) 288-1900
               (Registrant's Telephone Number)

                 John W. McGonigle, Esquire,
                 Federated Investors Tower,
             Pittsburgh, Pennsylvania 15222-3779
           (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on September 30, 1995 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of
Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange
Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

_____ filed the Notice required by that Rule on
_________________; or
      intends to file the Notice required by that Rule on or
   about   ____________; or
 X    during the most recent fiscal year did not sell any
 securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


Copies to:  Matthew G. Maloney, Esquire
            Dickstein, Shapiro & Morin, L.L.P.
            2101 L Street, N.W.
            Washington, D.C.  20037


CROSS-REFERENCE SHEET


     This Amendment to the Registration Statement of
Federated Institutional Trust, which is comprised of one portfolio: (1) Federated Institutional Short-Term
Government Fund, is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.                            Cover Page     (1) Cover Page.
Item 2.                            Synopsis  (1) Summary of Fund
                                   Expenses.
Item 3.                            Condensed Financial
                                   Information    (1) Performance
                                   Information.
Item 4.                            General Description of
                                   Registrant     (1) General
                                   Information; Investment
                                   Information; Investment
                                   Objective; Investment
                                   Policies; Investment
                                   Limitations.
Item 5.                            Management of the Fund   (1)
                                   Trust Information; Management
                                   of the Trust; Distribution of
                                   Fund Shares; Administration of
                                   the Fund.
Item 6.                            Capital Stock and Other
                                   Securities     (1) Dividends;
                                   Capital Gains; Shareholder
                                   Information; Voting Rights;
                                   Massachusetts Partnership Law;
                                   Tax Information; Federal
                                   Income Tax; Pennsylvania
                                   Corporate and Personal
                                   Property Taxes.
Item 7.                            Purchase of Securities Being
                                   Offered   (1) Net Asset Value;
                                   Investing in the Fund; Share
                                   Purchases; Minimum Investment
                                   Required; What Shares Cost;
                                   Subaccounting Services;
                                   Certificates and
                                   Confirmations.
Item 8.                            Redemption or Repurchase (1)
                                   Redeeming Shares; Telephone
                                   Redemption; Written Requests;
                                   Accounts with Low Balances.
Item 9.                            Pending Legal Proceedings
                                   None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL
INFORMATION.

Item 10.                           Cover Page     (1) Cover Page.
Item 11.                           Table of Contents   (1) Table
                                   of Contents.
Item 12.                           General Information and
                                   History   (1) General
                                   Information About the Fund.
Item 13.                           Investment Objectives and
                                   Policies  (1) Investment
                                   Objective and Policies.
Item 14.                           Management of the Fund   (1)
                                   Federated Institutional Trust
                                   Management.
Item 15.                           Control Persons and Principal
                                   Holders of Securities    (1)
                                   Not applicable.
Item 16.                           Investment Advisory and Other
                                   Services  (1) Investment
                                   Advisory Services; Fund
                                   Administration; Transfer Agent
                                   and Dividend Disbursing Agent;
                                   Shareholder Services Plan.
Item 17.                           Brokerage Allocation     (1)
                                   Brokerage Transactions.
Item 18.                           Capital Stock and Other
                                   Securities     (1) Not
                                   applicable.
Item 19.                           Purchase, Redemption and
                                   Pricing of Securities
                                   Being Offered  (1) Purchasing
                                   Shares; Determining Net Asset
                                   Value; Redeeming Shares.
Item 20.                           Tax Status     (1) Tax Status.
Item 21.                           Underwriters   (1) Not
                                   applicable.
Item 22.                           Calculation of Performance
                                   Data (1) Total Return; Yield;
                                   Performance Comparisons.
Item 23.                           Financial Statements     (1)
                                   Filed in Part A.



FEDERATED INSTITUTIONAL SHORT-TERM GOVERNMENT FUND
(A PORTFOLIO OF FEDERATED INSTITUTIONAL TRUST)
PROSPECTUS

The shares of Federated Institutional Short-Term Government
Fund (the "Fund")
offered by this prospectus represent interests in a diversified portfolio of securities which is a portfolio of Federated Institutional
Trust (the "Trust"),
an open-end management investment company (a mutual fund).

The investment objective of the Fund is current income. The
Fund invests only in
U.S. government securities. Shares are sold at net asset value.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR
OBLIGATIONS OF ANY
BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE
NOT INSURED BY THE
FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
BOARD, OR ANY OTHER
GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES
INVESTMENT RISK,
INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional
Information dated September
30, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional
Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling
1-800-235-4669. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
HAS THE SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A
CRIMINAL OFFENSE.


Prospectus dated September 30, 1995


TABLE OF CONTENTS
------------------------------------------------------------
--------------------

SUMMARY OF FUND EXPENSES
1
------------------------------------------------------

GENERAL INFORMATION
2
------------------------------------------------------

INVESTMENT INFORMATION
2
------------------------------------------------------

  Investment Objective
2
  Investment Policies
2
  Portfolio Turnover
4
  Investment Limitations
4

TRUST INFORMATION
4
------------------------------------------------------

  Management of the Trust
4
  Distribution of Fund Shares
5
  Administration of the Fund
5

NET ASSET VALUE
6
------------------------------------------------------

INVESTING IN THE FUND
7
------------------------------------------------------

  Share Purchases
7
  Minimum Investment Required
7
  What Shares Cost
7
  Subaccounting Services
8
  Certificates and Confirmations
8
  Dividends
8
  Capital Gains
8

REDEEMING SHARES
8
------------------------------------------------------

  Telephone Redemption
8
  Written Requests
9
  Accounts With Low Balances
9

SHAREHOLDER INFORMATION
10
------------------------------------------------------

  Voting Rights
10
  Massachusetts Partnership Law
10

TAX INFORMATION
10
------------------------------------------------------

  Federal Income Tax
10
  Pennsylvania Corporate and Personal
     Property Taxes
11

PERFORMANCE INFORMATION
11
------------------------------------------------------

FINANCIAL STATEMENTS
12
------------------------------------------------------

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
13
------------------------------------------------------

ADDRESSES
14
------------------------------------------------------

SUMMARY OF FUND EXPENSES
------------------------------------------------------------
--------------------

                                               SHAREHOLDER
TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering
price)......................................................
 ..                  None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering
price)......................................................
 ..                  None
Contingent Deferred Sales Charge (as a percentage of
original
  purchase price or redemption proceeds, as
applicable)......................................
None
Redemption Fee (as a percentage of amount redeemed, if
applicable)...........................                  None
Exchange
Fee.........................................................
 ........................                  None

                                                ANNUAL FUND
OPERATING EXPENSES
                                      (As a percentage of
projected average net assets)*
Management Fee (after waiver)
(1).........................................................
 ...                  0.00%
12b-1
Fee.........................................................
 ...........................                  None
Total Other Expenses (after expense
reimbursement)...........................................
0.45%
     Shareholder Services Fee
(2).........................................................
 ...    0.00%
          Total Fund Operating Expenses
(3)..................................................
0.45%

---------
(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The adviser can terminate the voluntary waiver at any time at its sole discretion.
The maximum management
(2) The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 1996. If the Fund were paying or accruing the shareholder services fee, the Fund would be able to pay up to 0.25% of its average daily net assets for shareholder services fee. See "Trust Information."

(3) The total Fund operating expenses are estimated to be 0.89% absent the anticipated voluntary waiver of the management fee and the anticipated voluntary reimbursement of certain other operating expenses.

* Total Fund operating expenses are estimated based on average expenses expected to be incurred during the period ending July
31, 1996. During the
    course of this period, expenses may be more or less than the average amount shown.

     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in the Fund". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
1 year     3 years
You would pay the following expenses on a $1,000 investment
assuming (1) 5% annual return and
(2) redemption at the end of each time
period................................................
$5         $14

     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR
FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN
THOSE SHOWN. THIS
EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL
YEAR ENDING JULY 31,
1996.


GENERAL INFORMATION
------------------------------------------------------------
--------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated June 9, 1994. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

Shares of the Fund are designed to give institutions a convenient means of accumulating an interest in a professionally managed, diversified portfolio of
U.S. government securities. A minimum initial investment of $1,000,000 is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION
------------------------------------------------------------
--------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income. The investment objective cannot be changed without the approval of shareholders.
While there is no
assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees ("Trustees") without the approval of shareholders.
Shareholders will be notified before any material change in these policies becomes effective.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in U.S. government securities with remaining maturities of 3-1/2 years or less.
The prices of fixed
income securities fluctuate inversely to the direction of interest rates.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S.
government, its agencies, or
instrumentalities. These securities are limited to:

       direct obligations of the U.S. Treasury such as U.S.
Treasury bills,
       notes, and bonds; and

       obligations of U.S. government agencies or instrumentalities such as
       Federal Home Loan Banks, Federal National Mortgage
Association,
       Government National Mortgage Association, Tennessee
Valley Authority,
       Export-Import Bank of the United States, Student Loan
Marketing
       Association, or Federal Home Loan Mortgage
Corporation.

Some obligations issued or guaranteed by agencies or instrumentalities of the
U.S. government, such as Government National Mortgage
Association participation
certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or
instrumentalities, since it is
not obligated to do so. These obligations are supported by:

       the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

       the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

       the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS. The U.S. government securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/ dealers, and other recognized financial institutions sell U.S. government securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the
Fund may lend its portfolio securities on a short-term or long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's
Trustees and will receive collateral equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the
Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its assets in securities of other investment companies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies would be subject to such duplicate expenses.

PORTFOLIO TURNOVER


The securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.


INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements
(arrangements in which the Fund sells a money market or other portfolio instrument, as applicable, for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow money up to one-third of the value of its total assets and pledge assets as necessary to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.
The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION
------------------------------------------------------------
--------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES.  The Trust is managed by a Board of
Trustees. The Trustees
are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive
Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated
Management, the Fund's investment adviser (the "adviser"), subject to direction by the Trustees.

The adviser continually conducts investment research and supervision for the
Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.


Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.


ADVISORY FEES. The Fund's adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets.
The adviser has also
undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment
Advisers Act of 1940. It is a subsidiary of Federated
Investors. All of the
Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated
Investors,
Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher
Donahue, who is
President and Trustee of Federated Investors.


Federated Management and other subsidiaries of Federated
Investors serve as
investment advisers to a number of investment companies and private accounts.
Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of Decem-ber 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



Susan M. Nason has been the Fund's portfolio manager since inception. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Fund's investment adviser since 1993. Ms. Nason served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Nason is a Chartered
Financial Analyst and received her M.B.A. in Finance from Carnegie Mellon
University.



Joseph M. Balestrino has been the Fund's portfolio manager since August 1995.
Mr. Balestrino joined Federated Investors in 1986 and has been a Vice President of the Fund's investment adviser since 1995. Mr. Balestrino served as an
Investment Analyst of the investment adviser from 1989 until 1991, and from 1986 until 1989 he acted as Project Manager in the Product
Development Department.
Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund.
It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies.
Federated Securities
Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of
Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund.
Federated Administrative Services provides these at an

annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated
Funds") as specified
below:

        MAXIMUM                 AVERAGE AGGREGATE DAILY NET
  ADMINISTRATIVE FEE           ASSETS OF THE FEDERATED FUNDS
         0.15 of 1%      on the first $250 million
        0.125 of 1%      on the next $250 million
         0.10 of 1%      on the next $250 million
        0.075 of 1%      on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least
$125,000 per portfolio and $30,000 per each additional class of shares.
Federated Administrative Services may choose voluntarily to waive a portion of its fee.


SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services
Agreement with Federated Shareholder Services, a subsidiary of Federated
Investors, under which the Trust may make payments up to
0.25 of 1% of the
average daily net asset value of the Fund, computed at an annual rate, to obtain certain personal services for shareholders and provide the maintenance of shareholder accounts ("shareholder services"). From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement,
Federated Shareholder
Services will either perform shareholder services directly or will select financial institutions to perform shareholder services.
Financial institutions
will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated
Shareholder Services.


CUSTODIAN.  State Street Bank and Trust Company, Boston,
Massachusetts, is
custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. _Federated
Services Company,
Boston, Massachusetts, is transfer agent for the shares of the Fund and dividend disbursing agent for the Fund.



INDEPENDENT AUDITORS. The independent auditors for the Fund are Ernst & Young
LLP, Pittsburgh, Pennsylvania.


NET ASSET VALUE
------------------------------------------------------------
--------------------

The Fund's net asset value per share fluctuates. The net asset value for shares is determined by adding the interest of the shares in the market value of all securities and other assets of the Fund, subtracting the interest of the shares in the liabilities of the Fund and those attributable to shares, and dividing the remainder by the total number of shares outstanding.


INVESTING IN THE FUND
------------------------------------------------------------
--------------------


SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares, open an account by calling Federated
Securities Corp.
Information needed to establish an account will be taken over the telephone. The
Fund reserves the right to reject any purchase request.


BY WIRE. To purchase shares by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Services Company, c/o State
Street Bank and Trust
Company, Boston, Massachusetts; Attention: EDGEWIRE; For
Credit to: Federated
Institutional Short-Term Government Fund; Fund Number (this number can be found on the account statement or by contacting the Fund); Group
Number or Wire Order
Number; Nominee or Institution Name; and ABA Number
011000028.



BY MAIL. To purchase shares by mail, send a check made payable to Federated
Institutional Short-Term Government Fund to: Federated
Services Company, P.O.
Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by State Street Bank into federal funds. This is normally the next business day after State Street Bank receives the check.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in shares is $1,000,000. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.
Investors who purchase
shares through a non-affiliated bank or broker may be charged an additional service fee by that bank or broker.


The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New
Year's Day, President's Day, Good Friday, Memorial Day,
Independence Day, Labor
Day, Thanksgiving Day, and Christmas Day.


SUBACCOUNTING SERVICES

Institutions are encouraged to open single master accounts.
However, certain
institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered.
Institutions holding
shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for shares is placed on the preceding business day, shares purchased by wire begin earning dividends on the business day wire payment is received by the Fund. If the order for shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional shares unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

REDEEMING SHARES
------------------------------------------------------------
--------------------

The Fund redeems shares at their net asset value next determined after the Fund receives the redemption request. Redemptions will be made on days on which the
Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their shares by telephoning the Fund before 4:00 p.m.
(Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as written requests, should be considered. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to the Fund. Call the
Fund for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES.  Shareholders requesting a redemption of $50,000 or more, a
redemption of any amount to be sent to an address other than that on record with
the Fund, or a redemption payable other than to the
shareholder of record must
have signatures on written redemption requests guaranteed
by:

       a trust company or commercial bank whose deposits are insured by the Bank
       Insurance Fund ("BIF"), which is administered by the Federal Deposit
       Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock
       Exchange;

       a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

       any other "eligible guarantor institution," as defined in the Securities
       Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000. This requirement does not apply, however, if the balance falls below $1,000,000 because of changes in the Fund's net asset value.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
------------------------------------------------------------
--------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings.
Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. As of September 6, 1995, Federated Management, Pittsburgh,
Pennsylvania, owned 99.84% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting.
A special meeting of the shareholders for this purpose shall be called by the
Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect the shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its
Trustees enter into or sign on behalf of the Fund.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust.
Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX INFORMATION
------------------------------------------------------------
--------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Trust:

       the Fund is not subject to Pennsylvania corporate or personal property taxes; and

       Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
------------------------------------------------------------
--------------------

From time to time, the Fund advertises its total return and yield. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


The Fund is sold without any sales load or other similar non-recurring charges.
From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the
Fund's performance to certain indices.



FEDERATED INSTITUTIONAL SHORT-TERM GOVERNMENT FUND
(A PORTFOLIO OF FEDERATED INSTITUTIONAL TRUST)
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
------------------------------------------------------------
--------------------

ASSETS:
------------------------------------------------------------
------------------------------------------
Total investments in securities, at amortized cost and value
$109,982
------------------------------------------------------------
------------------------------------------
Cash
3,092
------------------------------------------------------------
------------------------------------------
Income receivable
18
------------------------------------------------------------
------------------------------------------  ----------
     Total assets
113,092
------------------------------------------------------------
------------------------------------------
LIABILITIES:
------------------------------------------------------------
-------------------------------
Income distribution payable
$471
------------------------------------------------------------
-------------------------------
Accrued expenses
12,466
------------------------------------------------------------
-------------------------------  ---------
     Total liabilities
12,937
------------------------------------------------------------
------------------------------------------  ----------
Net Assets for 10,016 shares outstanding
$100,155
------------------------------------------------------------
------------------------------------------  ----------
NET ASSETS CONSIST OF:
------------------------------------------------------------
------------------------------------------
Paid in capital
$100,155
------------------------------------------------------------
------------------------------------------  ----------
     Total Net Assets
$100,155
------------------------------------------------------------
------------------------------------------  ----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per
Share:
($100,155 / 10,016 shares outstanding)
$10.00
------------------------------------------------------------
------------------------------------------  ----------

Notes:

(1) Federated Institutional Trust (the "Trust") was established as a
     Massachusetts business trust under a Declaration of Trust dated June 9,
     1994, and has no operations since that date other than those relating to organizational matters, including the issuance on August 25, 1994 of 15 shares of the Federated Institutional Short-Term
Government Fund (the
     "Fund") at $10.00 per share to Federated Administrative
Services, the
     Administrator to the Fund. For the period from August
15, 1994 (start of
     business) to July 31, 1995 net investment income was distributed in cash or in reinvested shares to the Fund's Administrator.
Organizational expenses
     and start-up administrative services expenses incurred by the Fund, estimated at $33,100 and $31,250, respectively, were borne initially by the
     Administrator. The Fund has agreed to reimburse the Administrator for the organizational expenses and start-up administrative expenses during the five year period following September 13, 1994 (date the Fund became effective.)

(2)  Reference is made to "Management of the Trust,"
"Administration of the
     Fund," and "Tax Information," in this Prospectus for a description of the investment advisory fee, administration and other services and other federal tax aspects of the Fund.




REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS
------------------------------------------------------------
--------------------

To the Board of Trustees and Shareholders of Federated Institutional Trust:

We have audited the accompanying statement of assets and liabilities of
Federated Institutional Short-Term Government Fund as of July 31, 1995. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards.
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities presents fairly, in all material respects, the net assets of the Federated
Institutional Short-Term
Government Fund as of July 31, 1995 in conformity with generally accepted accounting principles.


ERNST & YOUNG LLP


Pittsburgh, Pennsylvania
September 7, 1995




ADDRESSES
------------------------------------------------------------
--------------------

                    Federated Institutional Short-Term
Federated Investors Tower
                    Government Fund
Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------
---------------------------------------------------------

Distributor
                    Federated Securities Corp.
Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------
---------------------------------------------------------

Investment Adviser
                    Federated Management
Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------
---------------------------------------------------------

Custodian
                    State Street Bank and
P.O. Box 8600
                    Trust Company
Boston, Massachusetts 02266-8600

------------------------------------------------------------
---------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company
P.O. Box 8600

Boston, Massachusetts 02266-8600

------------------------------------------------------------
---------------------------------------------------------

Independent Auditors
                    Ernst & Young LLP
One Oxford Centre

Pittsburgh, Pennsylvania 15219

------------------------------------------------------------
---------------------------------------------------------

FEDERATED INSTITUTIONAL
SHORT-TERM
GOVERNMENT FUND
PROSPECTUS


A Diversified Portfolio of
Federated Institutional Trust
An Open-End, Diversified
Management Investment Company
Prospectus dated September 30, 1995



Cusip 31420B102
G00352-01 (9/95)





Federated Institutional Short-Term Government Fund

(A Portfolio of Federated Institutional Trust)
Statement of Additional Information










   This Statement of Additional Information should be read
   with the prospectus of Federated Institutional Short-
   Term Government Fund (the "Fund") dated September
      ^       30, 1995.     This Statement is not a
   prospectus itself. To receive a copy of the prospectus,
   write or call the Trust.
   Federated Investors Tower
   Pittsburgh, Pennsylvania 15222-3779
   Statement dated September    ^       30, 1995

FEDERATED SECURITIES
CORP.
Distributor
A subsidiary of FEDERATED
INVESTORS

   ^
Table of Contents                     Shareholder Services Agreement
   General Information About the      10
Fund                             1    Brokerage Transactions   11
Investment Objective and Policies1    Purchasing Shares   11
 Types of Investments           1      Conversion to Federal Funds   11
 Reverse Repurchase Agreements  1     Determining Net Asset Value     11
 When-Issued and Delayed               Determining Market Value of
  Delivery Transactions         1       Securities                   11
 Repurchase Agreements          1     Redeeming Shares                12
 Portfolio Turnover             1      Redemption in Kind            12
Investment Limitations           2    Tax Status                      12
Federated Institutional Trust          The Fund's Tax Status         12
Management                       4     Shareholders' Tax Status      12
 Fund Ownership                 8     Total Return                    13
 Trustees Compensation          9     Yield                           13
 Trustee Liability              9     Performance Comparisons         13
Investment Advisory Services     9     Duration                      14
 Adviser to the Fund            9     About Federated Investors   14
 Advisory Fees                 10
 Other Related Services        10
Fund Administration             10
Transfer Agent and Dividend
Disbursing Agent                10
General Information About the Fund
Federated Institutional Short-Term Government Fund is a
portfolio of Federated Institutional Trust (the "Trust").
The Trust was established as a Massachusetts business trust
under a Declaration of Trust dated June 9, 1994.
Investment Objective and Policies
The Fund's investment objective is current income. The
Fund's investment objective cannot be changed without
approval of shareholders. Unless otherwise indicated, the
investment policies described below may be changed by the
Board of Trustees ("Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
Types of Investments
The Fund invests only in U.S. government securities with
remaining maturities of 3-1/2 years or less.
Reverse Repurchase Agreements
The Fund may also enter into reverse repurchase agreements.
These transactions are similar to borrowing cash. In a
reverse repurchase agreement, the Fund transfers possession
of a portfolio instrument to another person, such as a
financial institution, broker, or dealer, in return for the
instrument's market value in cash, and agrees that on a
stipulated date in the future the Fund will repurchase the
portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse
repurchase agreements may enable the Fund to avoid selling
portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse
repurchase agreements does not ensure that the Fund will be
able to avoid selling portfolio instruments at a
disadvantageous time.
When effecting reverse repurchase agreements, liquid assets
of the Fund, in a dollar amount sufficient to make payment
for the obligations to be purchased, are segregated at the
trade date. These securities are marked to market daily and
are maintained until the transaction is settled.
When-Issued and Delayed Delivery Transactions
These transactions are made to secure what is considered to
be an advantageous price or yield for the Fund.    ^    No
fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient
to make payment for the securities to be purchased are
segregated on the    ^       Fund's     records at the trade
date. These assets are marked to market daily and are
maintained until the transaction has been settled. The Fund
does not intend to engage in when-issued and delayed
delivery transactions to an extent that would cause the
segregation of more than 20% of the total value of its
   ^       assets.
Repurchase Agreements
The Fund or its custodian will take possession of the
securities subject to repurchase agreements, and these
securities will be marked to market daily. To the extent
that the original seller does not repurchase the securities
from the Fund, the Fund could receive less than the
repurchase price on any sale of such securities. In the
event that such a defaulting seller filed for bankruptcy or
became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes
that under the regular procedures normally in effect for
custody of the Fund's portfolio securities subject to
repurchase agreements, a court of competent jurisdiction
would rule in favor of the Fund and allow retention or
disposition of such securities. The Fund will only enter
into repurchase agreements with banks and other recognized
financial institutions such as broker/dealers which are
deemed by the Fund's adviser to be creditworthy pursuant to
guidelines established by the Trustees.
   Portfolio Turnover
The Fund will not attempt to set or meet a portfolio
turnover rate since any turnover would be incidental to
transactions undertaken in an attempt to achieve the Fund's
investment objective.  The portfolio turnover rate for the
period from August 15, 1994, (start of business) to July 31,
1995, was 0%.
Investment Limitations
  Selling Short and Buying On Margin
     The Fund will not sell any securities short or purchase
     any securities on margin but may obtain such short-term
     credits as may be necessary for clearance of purchases
     and sales of securities.
  Issuing Senior Securities and Borrowing Money
     The Fund will not issue senior securities, except that
     the Fund may borrow money in amounts up to one-third of
     the value of its total assets,    ^       including
     the amount borrowed. The Fund will not borrow money for
        ^       investment     leverage, but rather as a
     temporary, extraordinary, or emergency measure to
     facilitate management of the portfolio by enabling the
     Fund to, for example, meet redemption requests when the
     liquidation of portfolio securities is deemed to be
     inconvenient or disadvantageous. The Fund will not
     purchase any securities while borrowings in excess of
     5% of the value of its total assets are outstanding.
  Pledging Assets
     The Fund will not mortgage, pledge, or hypothecate any
     assets except to secure permitted borrowings. In those
     cases, it may mortgage, pledge, or hypothecate assets
     having a market value not exceeding 15% of the value of
     total assets at the time of the borrowing.
  Concentration of Investments
     The Fund will not invest 25% or more of the value of
     its total assets in any one industry. However,
     investing in U.S. government obligations shall not be
     considered investments in any one industry.
  Diversification of Investments
     With respect to securities comprising 75% of the value
     of its total assets, the Fund will not purchase
     securities issued by any one issuer (other than cash,
     cash items or securities issued or guaranteed by the
     government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more
     than 5% of the value of its total assets would be
     invested in the securities of that issuer, or if it
     would own more than 10% of the outstanding voting
     securities of such issuer.
  Investing in Real Estate
     The Fund will not purchase or sell real estate,
     including limited partnership interests, although it
     may invest in the securities of companies whose
     business involves the purchase or sale of real estate
     or in securities which are secured by real estate or
     interests in real estate.
  Investing in Commodities
     The Fund will not purchase or sell commodities,
     commodity contracts, or commodity futures contracts.
  Underwriting
     The Fund will not underwrite any issue of securities,
     except as it may be deemed to be an underwriter under
     the Securities Act of 1933 in connection with the sale
     of securities which the Fund may purchase pursuant to
     its investment objective, policies, and limitations.
  Lending Cash or Securities
     The Fund will not lend any of its assets, except
     portfolio securities. This shall not prevent the Fund
     from purchasing or holding U.S. government obligations,
     entering into repurchase agreements, or engaging in
     other transactions where permitted by the Fund's
     investment objective, policies and limitations or the
     Trust's Declaration of Trust.
The above limitations cannot be changed without shareholder
approval. The following limitations may be changed by the
Trustees without shareholder approval. Shareholders will be
notified before any material change in these limitations
becomes effective.
  Investing in Restricted Securities
     The Fund will not invest more than 10% of its total
     assets in securities subject to restrictions on resale
     under the Securities Act of 1933, except for restricted
     securities which meet the criteria for liquidity as
     established by the Board of Trustees.
  Investing in Illiquid Securities
     The Fund will not invest more than 15% of the value of
     its net assets in illiquid securities, including
     repurchase agreements providing for settlement in more
     than seven days after notice and certain restricted
     securities not determined by the Trustees to be liquid.
  Investing in Minerals
     The Fund will not purchase interests in oil, gas, or
     other mineral exploration or development programs or
     leases, except it may purchase the securities of
     issuers which invest or sponsor such programs.
  Investing in New Issuers
     The Fund will not invest more than 5% of the value of
     its total assets in securities of issuers which have
     records of less than three years of continuous
     operations, including the operation of any predecessor.
  Investing in Issuers Whose Securities Are Owned By
  Officers and Trustees of the Trust
     The Fund will not purchase or retain the securities of
     any issuer if the officers and Trustees of the Trust or
     the Fund's investment adviser owning individually more
     than 1/2 of 1% of the issuer's securities together own
     more than 5% of the issuer's securities.
     Except with respect to borrowing money, if a percentage
     limitation is adhered to at the time of investment, a
     later increase or decrease in percentage resulting from
     any change in value or net assets will not result in a
     violation of such restriction.
  Investing in Securities of Other Investment Companies
     The Fund will not own more than 3% of the total
     outstanding stock of any investment company; will not
     invest more than 5% of its total assets in any one
     investment company, or invest more than 10% of its
     total assets in investment companies in general. The
     Fund will purchase securities of closed-end investment
     companies only in open market transactions involving
     only customary broker's commissions. However, these
     limitations are not applicable if the securities are
     acquired in a merger, consolidation, or acquisition of
     assets. While it is the Fund's policy to waive its
     investment advisory fees on assets invested in
     securities of other open-end investment companies, it
     should be noted that investment companies incur certain
     expenses, such as management fees, and, therefore, any
     investment by a fund in shares of another investment
     company would be subject to such duplicate expenses.
     The Fund will invest    ^       in     other investment
     companies primarily for the purpose of investing its
     short-term cash on a temporary basis. The adviser will
     waive its    ^       investment     advisory fee on
     assets invested in securities of open-end investment companies.
The Fund does not expect to borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
Federated Institutional Trust Management
Officers and Trustees are listed with their addresses, present positions with Federated Institutional Trust, and principal occupations.

   ^
   John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated
Advisers, Federated Management, and Federated Research;
Chairman and Director, Federated Research Corp. and
Federated Global Research Corp.; Chairman, Passport
Research, Ltd.; Chief Executive Officer and Director,
Trustee, or Managing General Partner of the Funds. Mr.
Donahue is the father of J. Christopher Donahue, Executive
Vice President of the Trust.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board,
Children's Hospital of Pittsburgh; Director, Trustee, or
Managing General Partner of the Funds; formerly, Senior
Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-
President, John R. Wood and Associates, Inc., Realtors;
President, Northgate Village Development Corporation;
Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General
Partner of the Funds; formerly, President, Naples Property
Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael
Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC
Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes,
Inc.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.;
Director, Trustee, or Managing General Partner of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees,
University of Pittsburgh; Medical Director, University of
Pittsburgh Medical Center - Downtown; Member, Board of
Directors, University of Pittsburgh Medical Center;
formerly, Hematologist, Oncologist, and Internist,
Presbyterian and Montefiore Hospitals; Director, Trustee, or
Managing General Partner of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and
Flaherty; Director, Eat'N Park Restaurants, Inc., and
Statewide Settlement Agency, Inc.; Director, Trustee, or
Managing General Partner of the Funds; formerly, Counsel,
Horizon Financial, F.A., Western Region.

Peter E. Madden
70 Westcliff Road
Westin, MA
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of
Massachusetts; Director, Trustee, or Managing General
Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and
Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park
Restaurants, Inc.; Director, Trustee, or Managing General
Partner of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting
Partner, Mollica, Murray and Hogue; Director, Trustee or
Managing General Partner of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference
Coordinator, Non-profit entities; Director, Trustee, or
Managing General Partner of the Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.
and Federated Administrative Services.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated
Advisers, Federated Management, and Federated Research;
President and Director, Federated Research Corp. and
Federated Global Research Corp.; President, Passport
Research, Ltd.; Trustee, Federated Administrative Services,
Federated Services Company, and Federated Shareholder
Services; President or Vice President of the Funds;
Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue,
Chairman and Trustee of the Trust.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors;
Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Vice President and Treasurer
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; Executive Vice President and Treasurer of the Funds.

David M. Taylor *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated
Investors; Controller, Federated Advisers, Federated
Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Vice President, Federated
Shareholder Services; Senior Vice President, Federated
Administrative Services; Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp. ; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

        ^       * This     Trustee is deemed to be an
       "interested person" as defined in the Investment Company Act of 1940, as amended.
        ^       @ Member     of the Executive Committee. The
       Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
   ^
   As used in the table above, "The Funds" and "Funds" mean
the following investment companies:     American Leaders
Fund, Inc.; Annuity Management Series;    ^       Arrow
Funds;     Automated Government Money    ^    Trust; Cash
Trust Series II; Cash Trust Series, Inc.; DG Investor
Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Exchange Fund, Ltd.;
Federated GNMA Trust; Federated Government Trust; Federated Growth Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index
Trust; Federated    ^    Master Trust; Federated Municipal
Trust; Federated    ^       Short-Term Municipal     Trust;
Federated Short-Term U.S. Government Trust; Federated Stock
Trust; Federated Tax-Free Trust; Federated    Total Return
Series, Inc.; Federated     U.S. Government Bond Fund;
   Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S, Government Secuities Fund: 3-5 Years;
First Priority Funds; Fixed Income Securities, Inc.;
Fortress Adjustable Rate U.S. Government Fund, Inc.;
Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash
   ^       Trust;;     Insurance Management Series;
Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty
   ^    U.S. Government Money Market Trust; Liberty    Term
Trust, Inc. - 1999; Liberty     Utility Fund, Inc.; Liquid
Cash Trust; Managed Series Trust;    ^    Money Market
Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust;
   ^       Newpoint Funds;     111 Corcoran Funds; Peachtree
Funds; The Planters Funds;    ^    RIMCO Monument Funds; The
Shawmut Funds;    ^    Star Funds; The Starburst Funds; The
Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust
   ^       For     Government Cash Reserves; Trust for Short-
Term U.S. Government Securities; Trust for U.S. Treasury
Obligations;    The Virtus Funds;     World Investment
Series, Inc.
Fund Ownership
Officers and Trustees own less than 1% of the Fund's outstanding shares.
   As of September 6, 1995, the following shareholder of record owned 5% or more of the outstanding shares of the
Fund: Federated Management, Pittsburgh, Pennsylvania, owned approximately 10,000 shares (99.84%).
Trustees Compensation

                 AGGREGATE
NAME ,         COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST             TRUST*#           FROM FUND COMPLEX +

John F. Donahue  $ -0-     $-0- for the Trust and
Trustee and Chairman          68 other investment companies in the
Fund Complex
Thomas G. Bigley $270      $20,688 for the Trust and
Trustee                    49 other investment companies in the Fund
Complex
John T. Conroy, Jr.        $275    $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund
Complex
William J. Copeland        $275    $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund
Complex
James E. Dowd    $275      $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund
Complex
Lawrence D. Ellis, M.D.    $270    $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund
Complex
Edward L. Flaherty, Jr.    $275    $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund
Complex
Peter E. Madden  $270      $90,563 for the Trust and
Trustee                    64 other investment companies in the Fund
Complex
Gregor F. Meyer  $270      $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund
Complex
John E. Murray, Jr.        $270    $-0- for the Trust and
Trustee                    64 other investment companies in the Fund
Complex
Wesley W. Posvar $270      $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund
Complex
Marjorie P. Smuts          $270    $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund
Complex

*Information is furnished for the fiscal year ended July 31,
1995.
#The aggregate compensation is provided for the Trust which is comprised of 1 portfolio.
+The information is provided for the last calendar year.
Trustee Liability
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
Investment Advisory Services
Adviser to the Fund
The Fund's investment adviser is Federated Management (the "adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Advisory Fees
For its advisory services, Federated Management receives an annual investment advisory fee as described in the
prospectus.     For the period from August 15, 1994, (start
of business) to July 31, 1995, the adviser earned $0.
  State Expense Limitations
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
Other Related Services
Affiliates of the adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
   ^
   Fund Administration
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to
the    ^       Fund     for a fee as described in the
prospectus.    For the period from August 15, 1994, (start
of business) to July 31, 1995, Federated Administrative
Services earned $0.     Dr. Henry J. Gailliot, an officer of
the adviser to the    ^       Fund,     holds approximately
20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
Transfer Agent and Dividend Disbursing Agent
Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee is based on the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Trust's accounting records. The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.
Shareholder Services    ^       Agreement
This arrangement permits the payment of fees to Federated
Shareholder Services    ^       and     financial
institutions to cause services to be provided    which are
necessary for the maintenence of shareholder accounts and to
encourage personal services     to shareholders by a
representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account
designations, and addresses.     By adopting the Shareholder
Services Agreement, the Board of Trustees expects that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
   For the period from August 15, 1994, (start of business) to July 31, 1995, the Fund did not pay shareholder services fees.
Brokerage Transactions
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include:
   - advice as to the advisability of investing in
     securities;
   - security analysis and reports;
   - economic studies;
   - industry studies;
              receipt     of quotations for portfolio
     evaluations; and
   - similar services.
The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the
brokerage and research services provided.    During the
period from August 15, 1994, (start of business) to July 31, 1995, the Trust paid $0 in brokerage commissions.
Research services provided by brokers may be used by the adviser or by affiliates of Federated Investors in advising Federated Funds and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
Purchasing Shares
Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under "Investing in Shares."
Conversion to Federal Funds
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.
Determining Net Asset Value
Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus. Net asset value will not be calculated on days on which the New York Stock Exchange is closed.
Determining Market Value of Securities
Market values of the Fund's portfolio securities are
determined as follows:
   - according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Fund's Board of Trustees; or
   - for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Board of Trustees determines that particular circumstances of the security indicate otherwise.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:
   - yield;
   - quality;
   - coupon rate;
   - maturity;
   - type of issue;
   - trading characteristics; and
   - other market data.
Redeeming Shares
The Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming
Shares". Although           the transfer agent     does not
charge for telephone redemptions,           the transfer
agent's bank     reserves the right to charge a fee for the
cost of wire-transferred redemptions of less than $5,000.
Redemption in Kind
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of
securities from the        Fund's portfolio. To the extent
available, such securities will be readily marketable. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
Tax Status
The Fund's Tax Status
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   - derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   - derive less than 30% of its gross income from the sale of securities held less than three months;
   - invest in securities within certain statutory limits;
     and
   - distribute to its shareholders at least 90% of its net income earned during the year.
Shareholders' Tax Status
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  Capital Gains
     Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Fund shares.
Total Return
   The Fund's cumulative total return from August 15, 1994, (start of business) to July 31, 1995, was 0%.
Cumulative total return reflects the Fund's total performance over a specific period of time. The Fund's cumulative total return is representative of only eleven months of fund activity.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the reinvestment of all dividends and distributions.
Yield
   The Fund's yield for the thirty-day period ended July 31,
1995, was 0%.
The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. Performance Comparisons
The performance of the Fund depends upon such variables as:
   - portfolio quality;
   - average portfolio maturity;
   - type of instruments in which the portfolio is invested
   - changes in interest rates and market value of portfolio
     securities;
   - changes in the Fund's expenses; and
   - various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   - Lipper Analytical Services, Inc. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the
               "short-term     U.S. government funds"
     category in advertising and sales literature.
   - Merrill Lynch 2-Year Treasury Index is comprised of the most recently issued 2-year Treasury notes. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.
   - Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on nonstandardized base periods. The total return represents the historic change in the value of an investment in the Fund based on reinvestment of dividends over a specified period of time. Duration
Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.
Duration is calculated by dividing the sum of the time-weighted present values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows.

   About Federated Investors
Federated is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the government sector, as of December 31, 1994, Federated managed 9 mortgage-backed, 4 government/agency and 17 government money market mutual funds, with assets approximating $8.5 billion, $1.6 billion and $17 billion, respectively. Federated trades approximately $300 million in U.S. government and mortgage-backed securities daily and places approximately $13 billion in repurchase agreements each day. Federated introduced the first U.S.
government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since
1982 and currently manages nearly $10 billion in government funds within these maturity ranges.
J. Thomas Madden, Executive Vice President, oversees
Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice
President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
Mutual Fund Market
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications.
Specific markets include:
Institutional
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management.
Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales
Division.
Trust Organizations
Other institutional clients include close relationships with more than 1,500 banks and trust organizations.
Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President,
Bank Marketing & Sales.
Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York
Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*source:  Investment Company Institute
Cusip 31420B102
G00352-02 (9/94)


PART C. OTHER INFORMATION.

Item 24.                           Financial Statements and
                                   Exhibits:

                                   (a)  Financial Statements
                                   (Filed in Part A)
                                   (b)  Exhibits:
                                    (1) Conformed Copy of Amended
                    Declaration of Trust of the Registrant;(2)
                                    (2) Copy of Amended By-Laws
                    of the Registrant;(2)
                                    (3) Not applicable;
                                    (4) Copy of Specimen
                    Certificate for Shares of Beneficial Interest of the Registrant;(2)
                                    (5) Conformed Copy of
                    Investment Advisory Contract of the
                    Registrant;+
                          (6) (i)  Conformed Copy of of
                         Distributor's Contract of the
                         Registrant;+
                              (ii) The Registrant hereby
                         incorporates the conformed copy of
                         the specimen Mutual Funds Sales and
                         Service Agreement; Mutual Funds
                         Service Agreement and Plan
                         Trustee/Mutual Funds Service
                         Agreement from Item 24(b)6 of the
                         Cash Trust Series II Registration
                         Statement on Form N-1A, filed with
                         the Commission on July 24, 1995.
                         (File Nos. 33-38550 and 811-6269).
                                    (7) Not applicable;
                                    (8) Conformed Copy of
                    Custodian Agreement of the Registrant;+
                          (9) (i)  Conformed Copy of Fund
                         Accounting, Shareholder
                         Recordkeeping, and Custody Services
                         Procurement Agreement of the
                         Registrant;+
                                       (ii) Conformed Copy of
                         Administrative Services Agreement;(2)
                              (iii)     Conformed Copy of
                         Shareholder Services Agreement;(2)
                              (iv) The responses described
                         in Item 24(b)6 are hereby
                         incorporated by reference.
                    (10) Conformed Copy of Opinion and
                    Consent of Counsel as to legality of
                    shares being registered;(2)
                                   (11)Conformed Copy of
                         Consent of Independent Auditors;+
                    (12) Not applicable;
                    (13) Conformed Copy of Initial Capital
                    Understanding;(2)



+    All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed July 6, 1994. (File Nos. 33-54445 and 811-7193).
2. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).

                                        (14) Not applicable;
                    (15) Not applicable;
                    (16) Not applicable;
                    (17) Copy of Financial Data Schedule;+
                    (18) Conformed Copy of Power of
                    Attorney;+



Item 25.                           Persons Controlled by or Under
                                   Common Control with Registrant

          None

Item 26.                           Number of Holders of
                                   Securities:

                                                  Number of
               Record Holders
               Title of Class           as of September 6, 1995
               Shares of
               beneficial interest
               (no par value)

               Federated Institutional
               Short-Term Government Fund         4

Item 27.                           Indemnification:(2.)










2.   Response is incorporated by reference to Registrant's
     Registration Statement on Form N-1A filed August 26, 1994.
     (File Nos. 33-54445 and 811-7193).


Item 28.                           Business and Other Connections
                                   of Investment Adviser:

             (a) For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Trust Management - Officers and Trustees." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, Delaware 19947.

                     The remaining Officers of the investment
             adviser are:  William D. Dawson, Henry A. Frantzen,
             J. Thomas Madden and Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson and J. Alan Minteer, Senior Vice Presidents; J. Scott Albrecht, Randall A. Bauer, David A. Briggs, Jonathan C. Conley, Deborah A. Cunningham, Michael P. Donnelly, Mark E. Durbiano, Kathleen M. Foody-Malus, Thomas
             M. Franks, Edward C. Gonzales, Jeff A. Kozemchak, Marian R. Marinack, John W. McGonigle, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James
             D. Roberge, Sandra L. Weber and Christopher H. Wiles, Vice Presidents; Edward C. Gonzales, Treasurer, and John W. McGonigle, Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.


Item 29.                           Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Alexander Hamilton Funds; American Leaders Fund, Inc.; Annuity Management Series;
             Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard
             Precious Metals, Inc.; Cash Trust Series, Inc.;
             Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust;
             Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series,
             Inc.; Federated U.S. Government Bond Fund;
             Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years;First Priority Funds; First Union Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fountain Square Funds; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One
             Mutual Funds; Insurance Management Series;
             Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility
             Fund, Inc.; Liquid Cash Trust; Managed Series
             Trust; Marshall Funds, Inc.; Money Market
             Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters
             Funds; RIMCO Monument Funds; The Shawmut Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trademark Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Fiduciary Funds, Inc.; Vision Group of Funds, Inc.; and World Investment Series, Inc.

                     Federated Securities Corp. also acts as
             principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.-
             1999.
                                   (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and
Offices
 Business Address            With Underwriter               With
Registrant

Richard B. Fisher         Director, Chairman, Chief         Vice
President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, and
                          Asst. Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive Vice     Executive
Vice
Federated Investors Tower President, and Treasurer,    President
Pittsburgh, PA 15222-3779 Federated Securities
                          Corp.

John W. McGonigle         Director, Executive Vice     Executive
Vice
Federated Investors Tower President, and Assistant     President
and
Pittsburgh, PA 15222-3779 Secretary, Federated    Secretary
                          Securities Corp.

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,          --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and
Offices
 Business Address            With Underwriter               With
Registrant

H. Joseph Kennedy         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower                         Federated
Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower                         Federated
Securities Corp.
Pittsburgh, PA 15222-3779
       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and
Offices
 Business Address            With Underwriter               With
Registrant

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph L. Epstein         Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David C. Glabicki         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William J. Kerns          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dennis M. Laffey          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Stephen A. LaVersa        Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and
Offices
 Business Address            With Underwriter               With
Registrant

Francis J. Matten, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Jeffrey Niss           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower                         Federated
Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charles A. Robison        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and
Offices
 Business Address            With Underwriter               With
Registrant

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Philip C. Hetzel          Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest L. Linane          Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

S. Elliott Cohan          Secretary,              Assistant
Federated Investors Tower Federated Securities Corp.   Secretary
Pittsburgh, PA 15222-3779

                                   (c)  Not applicable.
Item 30.                           Location of Accounts and
                                   Records:

          All accounts and records required to be maintained by
          Section 31(a) of the Investment Company Act of 1940 and
          Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Registrant                    Federated Investors Tower
                                        Pittsburgh, Pennsylvania
                                          15222-3779

          Federated Services Company    Federated Investors Tower
          ("Transfer Agent and          Pittsburgh, Pennsylvania
          Dividend Disbursing             15222-3779
          Agent")

          Federated Administrative      Federated Investors Tower
           Services                     Pittsburgh, Pennsylvania
          ("Administrator")               15222-3779

          Federated Management          Federated Investors Tower
          ("Adviser")                   Pittsburgh, Pennsylvania
                                          15222-3779

          State Street Bank and         P.O. Box 8600
           Trust Company                Boston, Massachusetts
          ("Custodian")                   02266-8600


Item 31.                           Management Services:  Not
                                   applicable.

Item 32.                           Undertakings:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.
SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INSTITUTIONAL TRUST has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of September, 1995.

FEDERATED INSTITUTIONAL TRUST

               BY: /s/ J. Crilley Kelly
               J. Crilley Kelly, Assistant Secretary
               Attorney in Fact for John F. Donahue
               September 22, 1995




   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE
DATE

By:  /s/J. Crilley Kelly
   J. Crilley Kelly         Attorney In Fact   September 22, 1995
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Glen R. Johnson*            President

Edward C. Gonzales*         Executive Vice President

David M. Taylor*            Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee

* By Power of Attorney